SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 33,711	$ (9,809)	$ 88,723
Add: Non-controlling share of Adjusted EBITDA	12,508	9,637	9,859
Add: Equity in losses of unconsolidated entities	(13,499)	(3,107)	(546)
Less: Interest costs on pension and OPEB liabilities	(445)	0	0
Less: Pro-rata share of Adjusted EBITDA from unconsolidated entities	(29,095)	(3,140)	(442)
Less: Interest expense	(16,019)	(10,764)	(17,907)
Less: Depreciation and amortization expense	(54,016)	(31,114)	(33,128)
Less: Incentive allocations	0	0	(5,819)
Less: Asset impairment charges	0	0	(4,726)
Less: Changes in fair value of non-hedge derivative instruments	2,220	(181)	(4,555)
Less: Losses on the modification or extinguishment of debt and capital lease obligations	0	(4,724)	0
Less: Acquisition and transaction expenses	(14,826)	(1,658)	(9,134)
Less: Equity-based compensation expense	(4,038)	(2,325)	(1,509)
Less: Provision for (benefit from) income taxes	3,630	1,984	(14,384)
Net income (loss) attributable to Parent	(79,869)	(55,201)	6,432
Corporate and Other
Segment Reporting Information [Line Items]
Adjusted EBITDA	(24,372)	(21,759)	(18,251)
Add: Equity in losses of unconsolidated entities	470	115	(62)
Less: Asset impairment charges			0
Less: Acquisition and transaction expenses	(11,985)	(751)	(4,126)
Less: Provision for (benefit from) income taxes	(7)	(3)	6
Net income (loss) attributable to Parent	(35,956)	(22,234)	(28,191)
Railroad | Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	26,449	(1,568)	(1,626)
Add: Equity in losses of unconsolidated entities	0	0	0
Less: Asset impairment charges			0
Less: Acquisition and transaction expenses	(2,841)	0	0
Less: Provision for (benefit from) income taxes	(64)	0	0
Net income (loss) attributable to Parent	14,088	(2,154)	(2,037)
Jefferson Terminal | Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	10,631	16,118	(6,160)
Add: Equity in losses of unconsolidated entities	0	0	(292)
Less: Asset impairment charges			0
Less: Acquisition and transaction expenses	0	0	0
Less: Provision for (benefit from) income taxes	(229)	(278)	(284)
Net income (loss) attributable to Parent	(31,433)	(19,684)	(44,052)
Repauno | Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	(4,149)	(4,548)	(1,082)
Add: Equity in losses of unconsolidated entities	0	0	0
Less: Asset impairment charges			0
Less: Acquisition and transaction expenses	0	0	0
Less: Provision for (benefit from) income taxes	0	0	0
Net income (loss) attributable to Parent	(12,648)	(7,909)	(4,351)
Power and Gas | Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	25,524	1,948	115,842
Add: Equity in losses of unconsolidated entities	(13,597)	(3,222)	(192)
Less: Asset impairment charges			(4,726)
Less: Acquisition and transaction expenses	0	(907)	(5,008)
Less: Provision for (benefit from) income taxes	3,930	2,265	(14,106)
Net income (loss) attributable to Parent	(13,548)	(3,220)	85,063
Sustainability and Energy Transition | Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	(372)	0	0
Add: Equity in losses of unconsolidated entities	(372)	0	0
Less: Asset impairment charges			0
Less: Acquisition and transaction expenses	0	0	0
Less: Provision for (benefit from) income taxes	0	0	0
Net income (loss) attributable to Parent	$ (372)	$ 0	$ 0